SHARE-BASED COMPENSATION - Employee compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 2,995	$ 3,119	[1],[2]
General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	2,995	3,119
General and administrative expense | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	438	1,890
General and administrative expense | Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	518	689
General and administrative expense | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	35	(52)
General and administrative expense | Performance and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	394	592
General and administrative expense | UK performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1,610	$ 0

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.